BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 79.6%
	COMMUNICATIONS — 3.5%
6,086	Booking Holdings, Inc.*	$30,237,804
158,269	Fox Corp.	7,688,708
15,089	Spotify Technology S.A.*	6,750,517
1,266,961	Warner Bros Discovery, Inc.*	13,391,778
		58,068,807
	CONSUMER DISCRETIONARY — 8.6%
114,493	Adidas AG - ADR	14,037,162
203,712	Buckle, Inc.	10,350,607
358,896	Bunzl PLC - ADR	7,407,434
816,294	Copart, Inc.*	46,847,113
25,181	Dillard's, Inc.	10,871,645
114,503	Evolution Gaming Group AB - ADR	8,837,536
89,727	Magna International, Inc.	3,749,691
7,558	MercadoLibre, Inc*	12,851,926
2,786	NVR, Inc.*	22,786,415
68,101	ON Holding AG - Class A*	3,729,892
		141,469,421
	CONSUMER STAPLES — 0.3%
73,822	Unilever PLC[1]	4,185,707

	ENERGY — 2.9%
251,059	HF Sinclair Corp.	8,799,618
115,369	Landbridge Company LLC	7,452,837
62,345	Marathon Petroleum Corp.	8,697,127
12,209	Texas Pacific Land Corp.	13,502,666
70,225	Valero Energy Corp.	8,608,883
		47,061,131
	FINANCIALS — 10.1%
71,466	Aon PLC[1]	25,667,729
61,525	Arch Capital Group, Ltd.*	5,681,834
51,862	Brown & Brown, Inc.	5,290,961
233,591	HDFC Bank Ltd. - ADR	14,917,121
40,816	Hingham Institution for Savings	10,372,978
37,746	Kinsale Capital Group, Inc.	17,556,797
513,737	NU Holdings, Ltd.*	5,322,315
111,740	Primerica, Inc.	30,328,471
167,750	RLI Corp.	27,650,233
32,820	Willis Towers Watson PLC	10,280,537
232,506	WR Berkley Corp.	13,606,251
		166,675,227

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE — 6.5%
18,639	Elevance Health, Inc.	$6,875,927
40,500	Humana, Inc.	10,275,255
73,713	ICON PLC1,*	15,458,353
26,037	IDEXX Laboratories, Inc*	10,764,737
179,102	Medtronic PLC[1]	14,306,668
34,932	Molina Healthcare, Inc.*	10,166,959
96,149	Novo-Nordisk A/S - SP ADR	8,270,737
642,487	Siemens Healthineers AG - ADR	17,031,495
39,159	United Therapeutics Corp.*	13,816,862
		106,966,993
	INDUSTRIALS — 18.8%
162,500	Ametek, Inc.	29,292,250
393,412	Amphenol Corp., Class A	27,322,463
265,258	Canadian Pacific Kansas City	19,196,721
330,137	Fastenal Company	23,740,152
191,559	Gentex Corp.	5,503,490
405,668	Graco, Inc.	34,193,756
282,194	HEICO Corp., Class A	52,510,667
61,449	IDEX Corp.	12,860,661
106,257	Landstar System, Inc.	18,261,328
228,674	Old Dominion Freight Line, Inc.	40,338,094
91,000	RBC Bearings, Inc.*	27,221,740
168,593	Schneider Electric SE - ADR	8,411,138
70,532	TriNet Group, Inc.*	6,402,190
97,271	WillScot Holdings Corp.*	3,253,715
		308,508,365
	MATERIALS — 4.7%
136,321	CF Industries Holdings, Inc.	11,630,908
102,680	Consol Energy, Inc.	10,953,902
238,481	Huntsman Corp.	4,299,812
50,994	Linde PLC[1]	21,349,658
94,981	LyondellBasell Industries - Class A	7,054,239
63,577	Simpson Manufacturing Co, Inc.	10,542,974
212,908	Warrior Met Coal, Inc.	11,548,130
		77,379,623
	TECHNOLOGY — 24.2%
141,417	Amadeus IT Group, S.A. - ADR	9,986,996
57,361	Applied Materials, Inc.	9,328,620
19,195	ASML Holding NV1	13,303,671
189,996	Cisco Systems, Inc.	11,247,763

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
250,939	CoStar Group, Inc.*	$17,964,723
238,938	Dassault Systemes SE - SP ADR	8,288,544
61,372	Descartes Systems Group, Inc.*	6,971,859
190,592	Experian PLC - ADR	8,223,092
1,398	Fair ISAAC Corp.*	2,783,320
42,619	Globant SA1,*	9,138,366
293,356	HP, Inc.	9,572,206
353,265	Intel Corp.	7,082,963
92,070	Interdigital, Inc.	17,835,801
15,692	KLA Corp.	9,887,843
174,868	Kulicke & Soffa Industries	8,159,341
128,906	Lam Research Corp.	9,310,880
103,845	Micron Technology, Inc.	8,739,595
13,429	Monday.com, Ltd.*	3,161,724
26,318	Moody's Corp.	12,458,152
34,179	MSCI, Inc.	20,507,742
411,025	Sage Group PLC - ADR	26,211,886
151,518	SAP SE - SP ADR	37,305,247
177,798	Shopify, Inc. - Class A*	18,905,261
69,225	Teledyne Technologies, Inc.*	32,129,399
207,226	Teleperformance - ADR	8,918,012
96,921	Tokyo Electron Ltd. - ADR	7,457,480
46,530	Tyler Technologies, Inc.*	26,831,059
173,380	Veeva Systems, Inc. - Class A*	36,453,145
		398,164,690
	TOTAL COMMON STOCKS
	(Cost $1,001,922,423)	1,308,479,964

INVESTMENT FUNDS — 14.9%
HWC Long Onshore Fund, LP*	$245,879,846
TOTAL INVESTMENT FUNDS
(Cost $208,000,000)	245,879,846

TOTAL INVESTMENTS — 94.5%
(Cost $1,209,922,423)	1,554,359,810
Other Assets in Excess of Liabilities — 5.5%	90,018,758
TOTAL NET ASSETS — 100.0%	$1,644,378,568

ADR	– American Depository Receipt
PLC	– Public Limited Company
LLC	– Limited Liability Company
SP ADR	– Sponsored American Depository Receipt
SE	– Societas Europaea
SA	– Société Anonyme
LP	– Limited Partnership

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

1	Foreign security denominated in U.S. Dollars.

2	Partnership is not designated in units. The Fund owns approximately 41.53% of HWC Long Master Fund, LP through its investment in HWC Long Onshore Fund, LP, which invests substantially all of its assets in HWC Long Master Fund, LP., and has contractually waived its right to vote its interests.

*	Non-income producing security.

Additional information on Investment Funds is as follows:

Security	Redemption Permitted	Acquisition Date	Investment Strategy	Redemption Notice Period
HWC Long Onshore Fund, LP.	Quarterly	5/1/2024	Long-Only Equities[a]	45 Days

[a]	This investment category includes investment funds that make long-only investments in equity securities that are deemed by investment managers to be undervalued and to present certain sustainable advantages.